SHARE-BASED COMPENSATION EXPENSES - Performance option activity (Details) - Performance Options 2015 [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Vested and exercisable at June 30, 2019	306,000
Number of shares, Vested and exercisable at June 30, 2020	0
Weighted average exercise price, Vested and exercisable at June 30, 2019 (in dollars per share)	$ 21.75
Weighted average exercise price, Vested and exercisable at June 30, 2020 (in dollars per share)	$ 0
Weighted average remaining contractual life (years), Outstanding as at June 30, 2019	10 months 13 days
Aggregate intrinsic value, Vested and exercisable at June 30 (in dollars)	$ 0	$ 0
Expired	306,000